CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
TOTAL REVENUES	$ 3,518	$ 928	$ 3,521	$ 1,629
RESEARCH AND DEVELOPMENT EXPENSES	2,380	6,933	6,422	9,399
GENERAL AND ADMINISTRATIVE EXPENSES	1,601	2,037	3,512	4,496
TOTAL OPERATING LOSS	463	8,042	6,413	12,266
FINANCIAL INCOME, net	(329)	(9)	(682)	(170)
LOSS FOR THE PERIOD	$ 134	$ 8,033	$ 5,731	$ 12,096
BASIC LOSS PER ORDINARY SHARE	$ 0.01	$ 0.35	$ 0.25	$ 0.53
DILUTED LOSS PER ORDINARY SHARE	$ 0.01	$ 0.35	$ 0.25	$ 0.53
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE	23,128,429	23,028,508	23,127,958	23,016,104
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE	23,128,429	23,028,508	23,127,958	23,016,104
COLLABORATION REVENUES [Member]
TOTAL REVENUES	$ 0	$ 928	$ 0	$ 1,629
LICENSE REVENUES [Member]
TOTAL REVENUES	$ 3,518	$ 0	$ 3,521	$ 0